January 10, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	HSBC Funds (the “Trust”) (File Nos. 033-07647 and 811-04782);
Prime Money Market Fund

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the HSBC Prime Money Market Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 26, 2012 (Accession No. 0001206774-12-004978), which is incorporated herein by reference.

Please feel free to contact me with questions regarding this filing at 617-824-1361.

Sincerely,

/s/ Danio Mastropieri

Danio Mastropieri
Assistant Secretary to the Trust

cc:	David Harris, Esq.-Dechert LLP